Basis of preparation and summary of material accounting policies - Disclosure of estimated useful lives for intangible assets (Detail)					12 Months Ended
	Apr. 27, 2023	Aug. 26, 2015	Apr. 30, 2009	Apr. 27, 1998	Dec. 31, 2025
Telecommunication licenses | Minimum
Disclosure of detailed information about intangible assets
Useful lives intangible assets					6 years
Telecommunication licenses | Maximum
Disclosure of detailed information about intangible assets
Useful lives intangible assets					20 years
Turkcell 2G license
Disclosure of detailed information about intangible assets
Effective period of license	6 years			25 years
Turkcell 3G license
Disclosure of detailed information about intangible assets
Effective period of license			20 years
Turkcell 4.5G license
Disclosure of detailed information about intangible assets
Effective period of license		13 years
Computer software | Minimum
Disclosure of detailed information about intangible assets
Useful lives intangible assets					3 years
Computer software | Maximum
Disclosure of detailed information about intangible assets
Useful lives intangible assets					8 years
Indefeasible right of usage
Disclosure of detailed information about intangible assets
Useful lives intangible assets					15 years
Transmission line software | Minimum
Disclosure of detailed information about intangible assets
Useful lives intangible assets					5 years
Transmission line software | Maximum
Disclosure of detailed information about intangible assets
Useful lives intangible assets					10 years
Subscriber acquisition cost | Minimum
Disclosure of detailed information about intangible assets
Useful lives intangible assets					2 years
Subscriber acquisition cost | Maximum
Disclosure of detailed information about intangible assets
Useful lives intangible assets					7 years
Electricity production license
Disclosure of detailed information about intangible assets
Useful lives intangible assets					20 years